Leases (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Weighted average incremental rate	7.47%	7.32%
Non-cash investing and financing activity	R$ 356	R$ 871
Uninitiated Lease Arrangements [Member]
IfrsStatementLineItems [Line Items]
Commitments of lease agreement	R$ 2,126